UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    May 8, 2007
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      106

Form 13F Information Table Value Total:      823,290 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER         TITL  CUSIP      VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       E OF             X1000               DISC   R
                       CLAS                                 .      MGR
                       S
                                                                           SOLE    SHR    NONE
Adobe Systems Inc      cs    00724F101  416      9,967      sole    n/a  1,815     n/a  8,152
Akamai Tech Inc        cs    00971T101  2,571    51,499     sole    n/a  37,583    n/a  13,916
Albemarle Corp         cs    012653101  21,037   508,870    sole    n/a  372,089   n/a  136,781
Allegheny Tech Inc     cs    01741R102  2,739    25,668     sole    n/a  18,684    n/a  6,984
Alltel Corp            cs    020039103  223      3,599      sole    n/a  2,960     n/a  639
Amer Commrcl Lines     cs    025195207  2,306    73,308     sole    n/a  60,764    n/a  12,544
America Movil          cs    02364W105  933      19,520     sole    n/a  6,949     n/a  12,571
American Tower Corp    cs    029912201  480      12,324     sole    n/a  2,250     n/a  10,074
Apple Inc              cs    037833100  909      9,789      sole    n/a  3,441     n/a  6,348
Banco Bradesco Sa      cs    059460303  320      7,925      sole    n/a  1,451     n/a  6,474
Big Lots Inc           cs    089302103  3,444    110,113    sole    n/a  91,453    n/a  18,660
Blue Coat Systems Inc  cs    09534T508  14,364   391,070    sole    n/a  266,901   n/a  124,169
Bon-Ton Stores Inc     cs    09776J101  11,366   202,094    sole    n/a  143,572   n/a  58,522
Brush Engineered Matls cs    117421107  18,735   386,525    sole    n/a  273,258   n/a  113,267
C Cor Electrs Inc      cs    125010108  10,352   746,930    sole    n/a  529,990   n/a  216,940
CDC Corp               cs    G2022L106  20,494   2,267,052  sole    n/a  1,662,929 n/a  604,123
Celgene Corp           cs    151020104  531      10,113     sole    n/a  4,340     n/a  5,773
CF Inds Hldgs Inc      cs    125269100  14,632   379,546    sole    n/a  279,910   n/a  99,636
Chicago Merc Hldg      cs    167760107  683      1,282      sole    n/a  413       n/a  869
China Expert Tech      cs    16938D104  75       15,914     sole    n/a  15,543    n/a  371
Cisco Systems          cs    17275R102  645      25,272     sole    n/a  8,938     n/a  16,334
Coach Inc              cs    189754104  6,318    126,224    sole    n/a  99,491    n/a  26,733
Cognizant Tech Sol     cs    192446102  4,056    45,954     sole    n/a  37,910    n/a  8,044
Constellation Energy   cs    210371100  3,503    40,288     sole    n/a  33,510    n/a  6,778
Group Inc
Copa Holdings Sa       cs    P31076105  22,071   428,645    sole    n/a  315,495   n/a  113,150
Crocs Inc              cs    227046109  36,312   768,513    sole    n/a  563,649   n/a  204,864
Deckers Outdoor Corp   cs    243537107  15,389   216,687    sole    n/a  153,952   n/a  62,735
Desarrolladora Homex   cs    25030W100  4,120    71,090     sole    n/a  59,080    n/a  12,010
Diageo PLC ADR         cs    25243Q205  346      4,271      sole    n/a  760       n/a  3,511
Diana Shipping Inc     cs    Y2066G104  9,285    527,266    sole    n/a  374,270   n/a  152,996
Dicks Sporting Goods   cs    253393102  3,742    64,235     sole    n/a  53,328    n/a  10,907
Digital Riv Inc        cs    25388B104  16,580   300,092    sole    n/a  199,776   n/a  100,316
Disney Walt Co         cs    254687106  337      9,784      sole    n/a  1,780     n/a  8,004
Dollar Finl Corp       cs    256664103  9,991    394,912    sole    n/a  284,374   n/a  110,538
Dryships Inc           cs    Y2109Q101  12,126   538,230    sole    n/a  352,412   n/a  185,818
Echostar Comm          cs    278762109  454      10,444     sole    n/a  3,779     n/a  6,665
EI Dupont              cs    263534109  247      5,006      sole    n/a  910       n/a  4,096
Enersis S A            cs    29274F104  526      32,315     sole    n/a  5,918     n/a  26,397
Force Protection Inc   cs    345203202  17,418   928,470    sole    n/a  634,290   n/a  294,180
FTI Consulting Inc     cs    302941109  16,096   479,177    sole    n/a  332,251   n/a  146,926
Golden Telecom Inc     cs    38122G107  21,043   379,975    sole    n/a  269,599   n/a  110,376
Goodyear Tire          cs    382550101  4,878    156,385    sole    n/a  130,126   n/a  26,259
Greif Inc              cs    397624107  11,324   101,915    sole    n/a  75,681    n/a  26,234
Guess Inc              cs    401617105  20,481   505,821    sole    n/a  380,310   n/a  125,511
Hanesbrands            cs    410345102  6,442    219,200    sole    n/a  156,200   n/a  63,000
Hardinge Inc           cs    412324303  1,140    43,582     sole    n/a  17,067    n/a  26,515
Hewlett Packard Co     cs    428236103  993      24,736     sole    n/a  7,427     n/a  17,309
Huron Conslt Gp Inc    cs    447462102  26,677   438,478    sole    n/a  310,904   n/a  127,574
Icon Pub Ltd Co        cs    45103T107  6,505    152,702    sole    n/a  103,017   n/a  49,685
Immucor                cs    452526106  5,214    177,180    sole    n/a  147,773   n/a  29,407
IntercontinentalExchan cs    45865V100  2,455    20,092     sole    n/a  16,415    n/a  3,677
ge
Interwoven Inc         cs    46114T508  14,059   831,908    sole    n/a  591,244   n/a  240,664
Intl Bus Machines      cs    459200101  462      4,899      sole    n/a  893       n/a  4,006
IShares S&P 500 Index  cs    464287200  310      2,177      sole    n/a  0         n/a  2,177
Jinpan Intl Ltd        cs    G5138L100  1,843    117,899    sole    n/a  63,800    n/a  54,099
JP Morgan              cs    46625H100  231      4,772      sole    n/a  868       n/a  3,904
Kimberly-Clark Corp    cs    494368103  330      4,811      sole    n/a  872       n/a  3,939
Kohls Inc              cs    500255104  251      3,271      sole    n/a  595       n/a  2,676
Las Vegas Sands Corp   cs    517834107  944      10,903     sole    n/a  3,439     n/a  7,464
Leap Wireless Intl Inc cs    521863308  4,434    67,196     sole    n/a  55,301    n/a  11,895
LJ Intl Inc            cs    G55312105  133      13,117     sole    n/a  10,815    n/a  2,302
Lockheed Martin Corp   cs    539830109  345      3,556      sole    n/a  647       n/a  2,909
Marriott Intl Inc      cs    571903202  449      9,164      sole    n/a  1,668     n/a  7,496
McDonalds              cs    580135101  501      11,123     sole    n/a  2,026     n/a  9,097
MEMC Electr Matls Inc  cs    552715104  9,455    156,074    sole    n/a  125,868   n/a  30,206
Merck & Co             cs    589331107  214      4,837      sole    n/a  883       n/a  3,954
Millicom Int'l         cs    L6388F110  5,659    72,221     sole    n/a  47,980    n/a  24,241
Monsanto Co New        cs    61166W101  260      4,736      sole    n/a  860       n/a  3,876
Nbty Inc               cs    628782104  4,206    79,300     sole    n/a  56,800    n/a  22,500
Nii Hldgs Inc          cs    62913F201  4,159    56,062     sole    n/a  41,859    n/a  14,203
NYSE Euronext          cs    629491101  413      4,407      sole    n/a  1,600     n/a  2,807
Omrix Biopharma        cs    681989109  23,645   617,843    sole    n/a  423,410   n/a  194,433
Optionable Inc         cs    684006109  12,895   2,174,512  sole    n/a  1,697,174 n/a  477,338
Oracle Systems         cs    68389X105  329      18,136     sole    n/a  3,297     n/a  14,839
Partner Communications cs    70211M109  11,574   782,060    sole    n/a  560,796   n/a  221,264
Co Ltd
Penney (JC)            cs    708160106  462      5,619      sole    n/a  1,025     n/a  4,594
Perficient Inc         cs    71375U101  4,963    250,900    sole    n/a  179,400   n/a  71,500
Polycom Inc            cs    73172K104  16,762   502,909    sole    n/a  371,977   n/a  130,932
Potash CP of Sask      cs    73755L107  463      2,894      sole    n/a  1,054     n/a  1,840
Precision Castparts    cs    740189105  4,769    45,837     sole    n/a  34,416    n/a  11,421
Priceline.Com Inc      cs    741503403  32,410   608,517    sole    n/a  430,833   n/a  177,684
Quanta Services        cs    74762E102  3,447    136,696    sole    n/a  112,827   n/a  23,869
Rock-tenn Co  Cl A     cs    772739207  33,846   1,019,449  sole    n/a  720,654   n/a  298,795
Ryanair Hldgs Plc      cs    783513104  368      8,220      sole    n/a  2,902     n/a  5,318
Salesforce Com Inc     cs    79466L302  3,034    70,862     sole    n/a  58,934    n/a  11,928
SEI Corp.              cs    784117103  3,423    56,828     sole    n/a  47,571    n/a  9,257
Sigma Designs Inc      cs    826565103  22,156   843,711    sole    n/a  589,945   n/a  253,766
Silicon Motion         cs    82706C108  12,512   555,615    sole    n/a  394,411   n/a  161,204
Technology Corp
Spartan Motors         cs    846819100  15,085   649,923    sole    n/a  414,757   n/a  235,166
Sws Group Inc          cs    78503N107  4,552    183,486    sole    n/a  130,400   n/a  53,086
Syntax Brillian Corp   cs    87163L103  4,633    551,568    sole    n/a  394,365   n/a  157,203
Teletech Hldg Inc      cs    879939106  36,449   993,427    sole    n/a  700,560   n/a  292,867
Terra Inds Inc         cs    880915103  8,802    502,950    sole    n/a  356,641   n/a  146,309
Thermo Fisher Sci      cs    883556102  5,523    118,146    sole    n/a  93,311    n/a  24,835
Time Warner Telc Inc A cs    887319101  2,279    109,740    sole    n/a  89,448    n/a  20,292
Toyota Motor ADR       cs    892331307  470      3,668      sole    n/a  671       n/a  2,997
Trimble Navigation     cs    896239100  3,301    122,997    sole    n/a  102,034   n/a  20,963
Ltd.
Trina Solar Ltd        cs    89628E104  24,983   566,773    sole    n/a  401,507   n/a  165,266
United Tech Inc        cs    913017109  405      6,234      sole    n/a  1,134     n/a  5,100
Vail Resorts Inc       cs    91879Q109  17,986   331,044    sole    n/a  230,037   n/a  101,007
Vasco Data Sec Intl    cs    92230Y104  10,914   610,727    sole    n/a  437,273   n/a  173,454
Inc
Vimpel Comm            cs    68370R109  3,833    40,416     sole    n/a  33,609    n/a  6,807
Watson Wyatt Wrldwide  cs    942712100  3,615    74,297     sole    n/a  61,880    n/a  12,417
Wellcare Group Inc     cs    94946T106  16,637   195,155    sole    n/a  142,144   n/a  53,011
Wimm Bill Dann Foods   cs    97263M109  4,590    57,476     sole    n/a  47,928    n/a  9,548
Zoll Medical           cs    989922109  10,195   382,564    sole    n/a  271,980   n/a  110,584





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